Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	September 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	125,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,100,448

Schedule of fair value of derivative instruments

	September 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(51,887)	(1,393)
Interest rate caps	1,099	821
Embedded options within listed bonds	790	5,300
	(49,998)	4,728

Schedule of changes in fair value of derivative instruments

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Derivative instruments
Foreign exchange swaps/non-deliverable forwards	(3,247)	1,263	(65,356)	(2,111)
Interest rate caps	62	—	475	—
Embedded options within listed bonds	(5,260)	(620)	(4,510)	(162,950)
	(8,445)	643	(69,391)	(165,061)